Annual Total Returns [BarChart] - GABELLI GLOBAL CONTENT & CONNECTIVITY FUND - Class AAA Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(6.74%)
Annual Return 2012	10.60%
Annual Return 2013	24.86%
Annual Return 2014	(1.28%)
Annual Return 2015	(2.48%)
Annual Return 2016	2.65%
Annual Return 2017	13.38%
Annual Return 2018	(11.89%)
Annual Return 2019	15.62%
Annual Return 2020	16.42%